License, Research and Collaboration Agreements - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration agreement date					Oct. 14, 2016
Upfront fee					$ 500,000
Research and development	$ 2,985,000	$ 5,389,000	$ 6,556,000	$ 12,632,000	$ 22,449,000	$ 27,095,000
Adimab Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration agreement date			Oct. 16, 2014		Oct. 16, 2014
Research and development	0	0	$ 0	500,000	$ 1,500,000	0
Future milestone payments			2,000,000		3,500,000
Other License and Research Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development	58,000	$ 100,000	200,000	$ 300,000	800,000	400,000
Cash payment for license agreement	21,000		100,000		800,000	600,000
Clinical and regulatory milestone payments	$ 500,000		$ 500,000		500,000
Horizon Transposase License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development					0	300,000
Horizon SSI License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development					$ 0	$ 300,000